Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	2,351,347
Balance at Dec. 31, 2016	$ 272,391	$ 498,471	$ (149,442,970)	$ (148,672,108)
Statement Line Items [Line Items]
Shared-based compensation (note 6)		682,276		682,276
Net loss and comprehensive loss			(64,660,772)	(64,660,772)
Exercise of stock options (in shares)	99,013
Exercise of stock options	$ 51,626	(20,038)		31,588
Balance (in shares) at Jun. 30, 2017	2,450,360
Balance at Jun. 30, 2017	$ 324,017	1,160,709	(214,103,742)	(212,619,016)
Balance (in shares) at Dec. 31, 2016	2,351,347
Balance at Dec. 31, 2016	$ 272,391	498,471	(149,442,970)	(148,672,108)
Statement Line Items [Line Items]
Net loss and comprehensive loss				(115,455,193)
Balance (in shares) at Dec. 31, 2017	31,717,584
Balance at Dec. 31, 2017	$ 230,659,692	2,659,348	(91,612,308)	141,706,732
Statement Line Items [Line Items]
Shared-based compensation (note 6)		2,003,728		2,003,728
Net loss and comprehensive loss			(23,998,844)	(23,998,844)
Balance (in shares) at Jun. 30, 2018	31,717,584
Balance at Jun. 30, 2018	$ 230,659,692	$ 4,663,076	$ (115,611,152)	$ 119,711,616